PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contingent liabilities
Contingent liability on legal proceedings	R$ 47,023,866	R$ 43,952,814
Civil
Contingent liabilities
Contingent liability on legal proceedings	29,537,849	27,507,399
Labor
Contingent liabilities
Contingent liability on legal proceedings	2,297,320	2,284,664
Tax
Contingent liabilities
Contingent liability on legal proceedings	11,176,242	10,400,731
Environmental
Contingent liabilities
Contingent liability on legal proceedings	2,510,300	1,811,883
Regulatory
Contingent liabilities
Contingent liability on legal proceedings	R$ 1,117,418	R$ 1,602,258